Segment information - Segment analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Sales of goods and services rendered	$ 933,178	$ 869,235	$ 674,314
Cost of goods sold and services rendered	(766,727)	(678,581)	(557,786)
Initial recognition and changes in fair value of biological assets and agricultural produce	63,220	125,456	54,528
Changes in net realizable value of agricultural produce after harvest	8,852	(5,841)	14,691
Margin on manufacturing and agricultural activities before operating expenses	238,523	310,269	185,747
General and administrative expense	57,299	50,750	48,425
Selling expenses	(95,399)	(80,673)	(70,268)
Other operating income, net	39,461	(8,297)	31,066
Share of loss of joint venture	0	0	(2,685)
Profit from operations	125,286	170,549	95,435
Reserve from the sale of non-controlling interests in subsidiaries (see Note 21)			21,964
Depreciation and amortization	(151,007)	(127,500)	(104,401)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	14,645	9,811	11,326
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	48,575	115,645	43,202
Changes in net realizable value of agricultural produce after harvest (unrealized)	2,371	(90)	4,406
Changes in net realizable value of agricultural produce after harvest (realized)	6,481	(5,751)	10,285
Farmlands and farmland improvements, net	109,304	119,498
Machinery, equipment and other fixed assets, net	443,082	445,300
Bearer plants, net	238,910	216,169
Work in progress	29,635	21,641
Investment property	2,271	2,666	4,796
Goodwill	12,412	13,405
Biological assets	167,994	145,404	111,818
Finished goods	61,888	68,191	47,624	$ 75,875
Raw materials, stocks held by third parties and others	47,031	43,563
Inventories	108,919	111,754
Total segment assets	1,112,527	1,075,837
Total debt	817,958	635,396	723,339
Total segment liabilities	817,958	635,396
Corporate
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0	0
Cost of goods sold and services rendered	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expense	21,581	20,686	21,476
Selling expenses	(43)	(79)	(563)
Other operating income, net	(40)	(192)	263
Share of loss of joint venture	0	0	0
Profit from operations	(21,664)	(20,957)	(21,776)
Reserve from the sale of non-controlling interests in subsidiaries (see Note 21)			0
Depreciation and amortization	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	0
Farmlands and farmland improvements, net	0	0
Machinery, equipment and other fixed assets, net	0	0
Bearer plants, net	0	0
Work in progress	0	0
Investment property	0	0
Goodwill	0	0
Biological assets	0	0
Finished goods	0	0
Raw materials, stocks held by third parties and others	0	0
Total segment assets	0	0
Total debt	45,528	0
Total segment liabilities	45,528	0
Farming | Crops
Disclosure of operating segments [line items]
Biological assets	31,745	28,189	22,536
Farming | Rice
Disclosure of operating segments [line items]
Biological assets	29,717	25,575	23,131
Farming | Dairy
Disclosure of operating segments [line items]
Biological assets	9,338	6,827	6,786
Farming | All other segments
Disclosure of operating segments [line items]
Biological assets	4,016	2,433	288
Farming | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	322,559	272,543	273,692
Cost of goods sold and services rendered	(305,221)	(258,088)	(256,995)
Initial recognition and changes in fair value of biological assets and agricultural produce	39,430	64,751	21,744
Changes in net realizable value of agricultural produce after harvest	8,852	(5,841)	14,691
Margin on manufacturing and agricultural activities before operating expenses	65,620	73,365	53,132
General and administrative expense	8,912	7,416	8,648
Selling expenses	(21,692)	(18,076)	(18,976)
Other operating income, net	9,082	798	16,549
Share of loss of joint venture	0	0	(2,685)
Profit from operations	44,098	48,671	39,372
Reserve from the sale of non-controlling interests in subsidiaries (see Note 21)			0
Depreciation and amortization	(6,558)	(5,291)	(7,146)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	11,720	9,532	3,028
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	27,710	55,219	18,716
Changes in net realizable value of agricultural produce after harvest (unrealized)	2,371	(90)	4,406
Changes in net realizable value of agricultural produce after harvest (realized)	6,481	(5,751)	10,285
Farmlands and farmland improvements, net	82,962	92,764
Machinery, equipment and other fixed assets, net	52,732	26,757
Bearer plants, net	2,084	1,860
Work in progress	8,313	7,101
Investment property	2,271	2,666
Goodwill	5,811	6,705
Biological assets	74,816	63,024
Finished goods	29,622	18,889
Raw materials, stocks held by third parties and others	29,975	24,835
Total segment assets	288,586	244,601
Total debt	138,792	102,099
Total segment liabilities	138,792	102,099
Farming | Operating segments | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	197,222	142,124	154,741
Cost of goods sold and services rendered	(196,302)	(141,731)	(154,287)
Initial recognition and changes in fair value of biological assets and agricultural produce	17,158	48,790	11,561
Changes in net realizable value of agricultural produce after harvest	8,852	(5,841)	14,691
Margin on manufacturing and agricultural activities before operating expenses	26,930	43,342	26,706
General and administrative expense	2,981	2,770	3,987
Selling expenses	(7,501)	(5,692)	(5,672)
Other operating income, net	7,719	(8,787)	16,422
Share of loss of joint venture	0	0	(2,685)
Profit from operations	24,167	26,093	30,784
Reserve from the sale of non-controlling interests in subsidiaries (see Note 21)			0
Depreciation and amortization	(1,511)	(1,369)	(2,427)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	4,366	5,790	2,234
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	12,792	43,000	9,327
Changes in net realizable value of agricultural produce after harvest (unrealized)	2,371	(90)	4,406
Changes in net realizable value of agricultural produce after harvest (realized)	6,481	(5,751)	10,285
Farmlands and farmland improvements, net	59,680	68,224
Machinery, equipment and other fixed assets, net	21,365	3,892
Bearer plants, net	252	0
Work in progress	714	1,100
Investment property	0	0
Goodwill	3,221	3,782
Biological assets	31,745	28,189
Finished goods	21,146	13,415
Raw materials, stocks held by third parties and others	17,958	16,147
Total segment assets	156,081	134,749
Total debt	69,789	43,878
Total segment liabilities	69,789	43,878
Farming | Operating segments | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	86,478	96,562	84,668
Cost of goods sold and services rendered	(71,087)	(83,574)	(69,075)
Initial recognition and changes in fair value of biological assets and agricultural produce	10,236	10,498	2,822
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	25,627	23,486	18,415
General and administrative expense	4,699	3,373	3,136
Selling expenses	(13,324)	(11,583)	(12,592)
Other operating income, net	724	402	600
Share of loss of joint venture	0	0	0
Profit from operations	8,328	8,932	3,287
Reserve from the sale of non-controlling interests in subsidiaries (see Note 21)			0
Depreciation and amortization	(3,851)	(2,766)	(2,987)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	5,346	2,316	587
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	4,890	8,182	2,235
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	0
Farmlands and farmland improvements, net	13,688	18,868
Machinery, equipment and other fixed assets, net	18,851	14,949
Bearer plants, net	0	0
Work in progress	1,940	3,274
Investment property	0	0
Goodwill	1,480	1,737
Biological assets	29,717	25,575
Finished goods	8,476	5,474
Raw materials, stocks held by third parties and others	9,927	6,628
Total segment assets	84,079	76,505
Total debt	62,790	47,156
Total segment liabilities	62,790	47,156
Farming | Operating segments | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	37,523	32,897	32,981
Cost of goods sold and services rendered	(36,979)	(32,571)	(33,030)
Initial recognition and changes in fair value of biological assets and agricultural produce	11,769	5,476	7,542
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	12,313	5,802	7,493
General and administrative expense	1,058	983	1,451
Selling expenses	(711)	(752)	(663)
Other operating income, net	662	686	(479)
Share of loss of joint venture	0	0	0
Profit from operations	11,206	4,753	4,900
Reserve from the sale of non-controlling interests in subsidiaries (see Note 21)			0
Depreciation and amortization	(1,037)	(964)	(1,456)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	1,849	1,319	0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	9,920	4,157	7,542
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	0
Farmlands and farmland improvements, net	248	168
Machinery, equipment and other fixed assets, net	12,175	7,449
Bearer plants, net	0	0
Work in progress	5,659	2,727
Investment property	0	0
Goodwill	0	0
Biological assets	9,338	6,827
Finished goods	0	0
Raw materials, stocks held by third parties and others	1,726	2,060
Total segment assets	29,146	19,231
Total debt	2,384	616
Total segment liabilities	2,384	616
Farming | Operating segments | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	1,336	960	1,302
Cost of goods sold and services rendered	(853)	(212)	(603)
Initial recognition and changes in fair value of biological assets and agricultural produce	267	(13)	(181)
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	750	735	518
General and administrative expense	174	290	74
Selling expenses	(156)	(49)	(49)
Other operating income, net	(23)	8,497	6
Share of loss of joint venture	0	0	0
Profit from operations	397	8,893	401
Reserve from the sale of non-controlling interests in subsidiaries (see Note 21)			0
Depreciation and amortization	(159)	(192)	(276)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	159	107	207
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	108	(120)	(388)
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	0
Farmlands and farmland improvements, net	9,346	5,504
Machinery, equipment and other fixed assets, net	341	467
Bearer plants, net	1,832	1,860
Work in progress	0	0
Investment property	2,271	2,666
Goodwill	1,110	1,186
Biological assets	4,016	2,433
Finished goods	0	0
Raw materials, stocks held by third parties and others	364	0
Total segment assets	19,280	14,116
Total debt	3,829	10,449
Total segment liabilities	3,829	10,449
Sugar, Ethanol and Energy
Disclosure of operating segments [line items]
Cost of goods sold and services rendered	(461,506)	(420,493)	(300,791)
Biological assets	93,178	82,380	59,077
Finished goods	32,266	49,601	24,631	$ 50,087
Sugar, Ethanol and Energy | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	610,619	596,692	400,622
Cost of goods sold and services rendered	(461,506)	(420,493)	(300,791)
Initial recognition and changes in fair value of biological assets and agricultural produce	23,790	60,705	32,784
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	172,903	236,904	132,615
General and administrative expense	26,806	22,648	18,301
Selling expenses	(73,664)	(62,518)	(50,729)
Other operating income, net	30,419	(8,903)	6,340
Share of loss of joint venture	0	0	0
Profit from operations	102,852	142,835	69,925
Reserve from the sale of non-controlling interests in subsidiaries (see Note 21)			0
Depreciation and amortization	(144,449)	(122,209)	(97,255)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	2,925	279	8,298
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	20,865	60,426	24,486
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	0
Farmlands and farmland improvements, net	26,342	26,734
Machinery, equipment and other fixed assets, net	390,350	418,543
Bearer plants, net	236,826	214,309
Work in progress	21,322	14,540
Investment property	0	0
Goodwill	6,601	6,700
Biological assets	93,178	82,380
Finished goods	32,266	49,302
Raw materials, stocks held by third parties and others	17,056	18,728
Total segment assets	823,941	831,236
Total debt	633,638	533,297
Total segment liabilities	633,638	533,297
Land Transformation | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0	0
Cost of goods sold and services rendered	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expense	0	0	0
Selling expenses	0	0	0
Other operating income, net	0	0	7,914
Share of loss of joint venture	0	0	0
Profit from operations	0	0	7,914
Reserve from the sale of non-controlling interests in subsidiaries (see Note 21)			16,066
Depreciation and amortization	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	0
Farmlands and farmland improvements, net	0	0
Machinery, equipment and other fixed assets, net	0	0
Bearer plants, net	0	0
Work in progress	0	0
Investment property	0	0
Goodwill	0	0
Biological assets	0	0
Finished goods	0	0
Raw materials, stocks held by third parties and others	0	0
Total segment assets	0	0
Total debt	0	0
Total segment liabilities	$ 0	$ 0
Reserve from the sale of non- controlling interests in subsidiaries
Disclosure of operating segments [line items]
Reserve from the sale of non-controlling interests in subsidiaries (see Note 21)			$ 16,066